Deferred income (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Income [Abstract]
Schedule of Deferred Income

	June 30,	December 31,
	2012	2011
	$	$

Kingman cash grant (i)	8,965,776	9,198,886
Windstar wake impact agreement (ii)	351,735	-
	9,317,511	9,198,886
Less: Current	(817,954)	(466,219)
Deferred income, non-current	8,499,557	8,732,667